Retrospective Adjustments (Details) - DevvStream Corp [Member]			6 Months Ended	12 Months Ended
	Mar. 12, 2026 shares	Aug. 08, 2025	Jan. 31, 2025 shares	Jul. 31, 2025 shares	Jul. 31, 2024 shares	Jul. 31, 2023 shares	Jan. 31, 2026 shares	Nov. 06, 2024	Oct. 29, 2024
Retrospective Adjustments [Line Items]
Reverse stock split ratio					0.0152934
Common Stock, Shares, Outstanding				3,541,668	1,163,871		4,881,012
Number of common shares equal to common conversion ratio	454,670
Common Stock [Member]
Retrospective Adjustments [Line Items]
Common Stock, Shares, Outstanding					1,163,871	1,145,774
Shares issued for warrant exercises			9,176	9,176	18,097
Devv Holdings Member
Retrospective Adjustments [Line Items]
Stock conversion ratio									0.152934
Previously Reported [Member]
Retrospective Adjustments [Line Items]
Common Stock, Shares, Outstanding
Previously Reported [Member] | Subsequent Event [Member]
Retrospective Adjustments [Line Items]
Reverse stock split ratio		0.1
Previously Reported [Member] | Devv Holdings Member
Retrospective Adjustments [Line Items]
Stock conversion ratio								0.152934
SVS [Member]
Retrospective Adjustments [Line Items]
Conversion of stock, shares converted					76,103,123	74,919,790
SVS [Member] | Previously Reported [Member]
Retrospective Adjustments [Line Items]
Common Stock, Shares, Outstanding					29,603,123	28,419,790
Number of common shares equal to common conversion ratio					10	10
Class Of Warrant or Right Exercised					1,183,333
MVS [Member] | Previously Reported [Member]
Retrospective Adjustments [Line Items]
Common Stock, Shares, Outstanding					4,650,000	4,650,000